Securities	12 Months Ended
Dec. 31, 2022
Securities
Disclosure of Securities Issued [Text Block]	Securities issued

	12/31/2022	12/31/2021
Financial Bills	67,014	25,154
Real estate credit bills (a)	5,794,144	3,546,939
Agribusiness credit bills	341,007	—
Total	6,202,165	3,572,093
(a) The Real Estate Credit Bill (LCI) is a tax-exempt fixed-income instrument for individuals, backed by real estate loans. The Group offers LCIs issued by Inter to its retail customers as a tax-exempt investment alternative to time deposits. The real estate loans in the gross amount of R$5,794,144 (2021: R$3,546,939) are backed by these instruments.
Securities	Securities
a.Breakdown of securities:

	12/31/2022	12/31/2021
Fair value through other comprehensive income - FVOCI
Financial Treasury Bills (LFT)	4,652,445	6,201,734
Debentures	684,153	440,093
Certificates of Real Estate Receivables	203,350	307,667
Investment fund quotas	—	13,719
Financial Bills	5,771	56,439
National Treasury Notes (NTN)	3,541,780	3,675,236
National Treasury Bills (LTN)	589,496	412,963
Commercial Promissory Note	22,551	30,087
Subtotal	9,699,546	11,137,938

Amortized cost
Debentures	112,914	185,136
Financial Bills	—	11,676
National Treasury Notes (NTN)	645,373	605,092
Rural Product Bill	532,068	28,075
Certificates of Real Estate Receivables	—	11,353
Subtotal	1,290,355	841,332

Fair value through profit or loss - FVTPL
Investment fund quotas	529,903	298,992
Certificates of Real Estate Receivables	44,453	41,579
Certificates of Agricultural Receivables	237,750	10,648
Debentures	435,755	273,716
Financial Treasury Bills (LFT)	37,131	65,729
Financial Bills	101,467	40,384
Bank Deposit Certificates	44,638	25,092
Commercial Promissory Note	5,157	—
Agribusiness Credit Bills (LCA)	20,413	14,552
Real Estate Credit Bills (LCI)	1,613	7,322
Others	384	403
Subtotal	1,458,664	778,417

Total	12,448,565	12,757,687
b.Income from securities

	2022	2021	2020
Income from securities - FVOCI	1,100,970	660,584	(7,110)
Income from securities - FVTPL	209,400	(58,754)	2,021
Income from securities - Amortized cost	161,367	143,783	17,149
Total	1,471,737	745,613	12,060

	12/31/2022
	Up to 3 months	From 3 to 12 months	1 year to 3 years	From 3 to 5 years	Above 5 years	Accounting balance
Available-for-sale securities
Fair value through other comprehensive income - FVOCI	24,102	—	732,004	2,999,773	5,943,846	9,699,546
Financial Treasury Bills (LFT)	24,102	—	2	1,548,011	3,080,330	4,652,445
Debentures	—	—	120,434	270,448	293,450	684,153
Certificates of Real Estate Receivables	—	—	7,721	15,877	179,752	203,350
Investment fund quotas	—	—	—	—	—	—
Financial Bills	—	—	2,099	1,161	2,511	5,771
National Treasury Notes (NTN)	—	—	151,677	1,002,300	2,387,803	3,541,780
National Treasury Bills (LTN)	—	—	450,070	139,426	—	589,496
Commercial Promissory Notes	—	—	1	22,550	—	22,551

Amortized cost	95,316	197,820	253,811	95,712	647,696	1,290,355
Debentures	15,777	21,162	75,975	—	—	112,914
Financial Bills	—	—	—	—	—	—
National Treasury Notes (NTN)	—	—	—	—	645,373	645,373
Certificates of Real Estate Receivables	—	—	—	—	—	—
Rural Product Bill	79,539	176,658	177,836	95,712	2,323	532,068

Fair value through profit or loss - FVTPL	547,370	74,669	182,240	300,408	353,977	1,458,664
Investment fund quotas	529,903	—	—	—	—	529,903
Certificates of Real Estate Receivables	5,236	583	17,926	5,180	15,528	44,453
Certificates of Agricultural Receivables	—	1,907	8,595	76,123	151,125	237,750
Debentures	2,139	5,434	71,217	181,272	175,693	435,755
Financial Treasury Bills (LFT)	—	—	14,407	22,724	—	37,131
Financial Bills	—	50,848	40,820	5,023	4,776	101,467
Bank Deposit Certificates	9,648	12,988	12,638	5,813	3,551	44,638
Commercial Promissory Notes	—	—	5,157	—	—	5,157
Agribusiness Credit Bills (LCA)	391	1,602	11,227	4,273	2,920	20,413
Real Estate Credit Bills (LCI)	53	1,307	253	—	—	1,613
Others	—	—	—	—	384	384
Total	666,788	272,489	1,167,876	3,395,893	6,945,519	12,448,565

	12/31/2021
	Up to 3 months	From 3 to 12 months	1 year to 3 years	From 3 to 5 years	Above 5 years	Accounting balance
Fair value through other comprehensive income - FVOCI	84,388	131,735	1,023,883	2,129,437	7,768,495	11,137,938
Financial Treasury Bills (LFT)	70,669	129,144	781,179	1,400,473	3,820,269	6,201,734
Debentures	—	2,591	78,600	172,128	186,774	440,093
Certificates of Real Estate Receivables	—	—	49,524	50,293	207,850	307,667
Investment fund quotas	13,719	—	—	—	—	13,719
Financial Bills	—	—	13,089	14,686	28,664	56,439
National Treasury Notes (NTN)	—	—	—	150,298	3,524,938	3,675,236
National Treasury Bills (LTN)	—	—	101,491	311,472	—	412,963
Commercial Promissory Notes	—	—	—	30,087	—	30,087

Amortized cost	11,353	59,509	140,336	25,042	605,092	841,332
Debentures	—	34,817	125,277	25,042	—	185,136
Financial Bills	—	11,676	—	—	—	11,676
National Treasury Notes (NTN)	—	—	—	—	605,092	605,092
Certificates of Real Estate Receivables	11,353	—	—	—	—	11,353
Rural Product Bill	—	13,016	15,059	—	—	28,075

Fair value through profit or loss - FVTPL	378,768	11,773	120,033	154,372	113,471	778,417
Investment fund quotas	298,992	—	—	—	—	298,992
Certificates of Real Estate Receivables	7,694	2,311	13,683	7,310	10,581	41,579
Certificates of Agricultural Receivables	16,690	103	42,542	127,525	86,856	273,716
Debentures	22,752	—	18,127	14,782	10,068	65,729
Financial Treasury Bills (LFT)	403	—	—	—	—	403
Financial Bills	—	1,146	31,224	3,248	4,766	40,384
Bank Deposit Certificates	265	7,860	14,260	1,507	1,200	25,092
Commercial Promissory Notes	10,648	—	—	—	—	10,648
Agribusiness Credit Bills (LCA)	14,552	—	—	—	—	14,552
Real Estate Credit Bills (LCI)	6,772	353	197	—	—	7,322
Total	474,509	203,017	1,284,252	2,308,851	8,487,058	12,757,687